ORDINARY SHARES - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 05, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 23, 2022
ORDINARY SHARES
Common stock value authorized		$ 80,000
Ordinary shares, shares authorized		800,000,000	800,000,000
Ordinary shares, par value		$ 0.0001	$ 0.0001	$ 0.0001
Stock Repurchase Program, Period in Force		12 months
Number of shares issued in transaction	76,666,659
Net proceeds from underwritten offering	$ 61,200
Ordinary share
ORDINARY SHARES
Treasury stock not in use and not outstanding		5,362,497	6,621,234	8,460,067
ADS
ORDINARY SHARES
Amount of stock repurchase		$ 40,000			$ 40,000
American Depositary Share
ORDINARY SHARES
Number of shares issued in transaction	33,333,333
Per share price of issuance	$ 1.95